Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Accounting fees (included in professional)	$ 15,084	$ 76,275	$ 75,923	$ 68,405
Consulting fees		86,518	90,436	89,720
Total	$ 15,084	$ 162,793	$ 166,359	$ 158,125